BARRETT OPPORTUNITY FUND, INC.
BARRETT OPPORTUNITY FUND, INC.
Investment Objectives
Barrett Opportunity Fund, Inc. (the “Fund”) seeks to achieve above average long-term capital appreciation.
Current income is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BARRETT OPPORTUNITY FUND, INC. Class O USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BARRETT OPPORTUNITY FUND, INC. Class O
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.18%	[1]
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the Prospectus, which does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated

•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same

You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
BARRETT OPPORTUNITY FUND, INC. | Class O | USD ($)	120	375	649	1,432

Portfolio turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may generate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s investment objectives are not fundamental and may be changed by the Board of Directors upon 60 days’ written notice to holders of the Fund’s common shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as “junk bonds”)) or unrated securities determined by the Adviser (as defined below) to be of equivalent quality.

The Fund is non-diversified.

Principal Risks
Risk is inherent in all investing.  There is no assurance that the Fund will meet its investment objectives.  The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly.  You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Fund.

Stock market and equity securities risk.  The securities markets are volatile and the market prices of the Fund’s securities may decline generally.  Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, which are difficult to predict accurately.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Issuer risk.  The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to events such as (but not limited to) disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.  The Fund may experience a substantial or complete loss on an individual security.  Historically, the prices of securities of small- and medium-capitalization companies have generally gone up or down more than those of large capitalization companies because, among other things, small- and mid-capitalization companies may be more sensitive to changing economic conditions and tend to be less established than large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk.  Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Foreign investments risk.  The Fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers.  Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability.  In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, legal and regulatory standards than in the United States.  Currency fluctuations could erase investment gains or add to investment losses.  Income earned on foreign securities may be subject to foreign withholding taxes.

Portfolio selection risk.  The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk.  The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.  Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Accordingly, the Fund’s performance may be disproportionately affected by the poor performance of a certain industry.

Non-diversification risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.  To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” for a variety of reasons.  For example, expense ratios may be higher than those shown if average net assets decrease.  Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.  Additionally, a higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Net unrealized appreciation.  The Fund currently has a substantial amount of net unrealized appreciation.  At November 30, 2015, the amount of the net unrealized appreciation was $53,039,725.82, representing approximately 87.10% of the Fund's net assets.  The Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain.  Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years.  If these long-term capital gains are realized as anticipated, this will result in the Fund’s annual distributions of net capital gains and, accordingly, in taxable distributions to shareholders to the extent there are no offsetting losses.  Under normal market conditions, the Adviser currently expects that no more than 15% of the total amount of the Fund’s current built-in long-term capital gains will be realized in any one year.  See “Dividends, Distributions and Taxes.”

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (the “SAI”).

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows the average annual total returns of the Fund for 1, 5, and 10 years and also compares the Fund’s performance with the average annual total returns of an index or other benchmark.  Updated performance information is available by calling the Fund at 877-363-6333.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns (before taxes)

The Fund’s calendar year-to-date return as of September 30, 2015 was -6.77%.  During the period shown in the bar chart, the best performance for a quarter was 15.98% (for the quarter ended September 30, 2009) and the worst performance was -25.66% (for the quarter ended December 31, 2008).

Average Annual Total Returns (for Periods Ended December 31, 2014)
Average Annual Returns - BARRETT OPPORTUNITY FUND, INC.	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Return before taxes	5.99%	10.04%	4.48%
After Taxes on Distributions | Class O	Return after taxes on distributions	3.39%	8.16%	2.97%
After Taxes on Distributions and Sale of Fund Shares | Class O	Return after taxes on distributions and sale of fund shares	5.48%	8.05%	3.56%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.